Loans and Borrowings - Summary of Contractual Terms of Corporation's Loans and Borrowings (Parenthetical) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Purchase Price Rate
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, adjustment to interest rate basis	5.00%
One Point Seven Zero Percentage Secured Loan Member
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, reimbursable monthly principal payments	$ 89,286
Loan final payment	2,242,844
Short-term investments pledged for loan released	2,350,000
Loans, transaction costs	$ 110,631	$ 137,787
One Point Seven Zero Percentage Secured Loan Member | Prime Rate
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, adjustment to interest rate basis	1.70%	2.00%
Authorized bank line of credit
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, principal amount	$ 2,500,000
Borrowings expiration date	Aug. 31, 2019	Aug. 31, 2019
Authorized bank line of credit | Prime Rate
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, adjustment to interest rate basis	0.50%